13. Long Term Financial Assets	12 Months Ended
Dec. 31, 2019
Long Term Financial Assets
Long Term Financial Assets

13.        Long term financial assets

The Company holds preferred shares in Amphivena recognized at their fair value of €3.2 million (2018: €3.8 million). The Company recognized losses from the change in fair value of €0.6 million in other comprehensive income in 2019 (2018: €4.7 million).